Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Apr. 28, 2022	Apr. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of common stock shares authorized to be acquired under stock options granted	69,000	43,700
Exercisable period (in years)	30 years	30 years
Grant-date fair value per share of stock options			¥ 2,541	¥ 2,227
Recognized compensation cost for stock options			¥ 175	¥ 97	¥ 147
Fair value of shares vested			175	97	147
Cash received from the exercise of stock options			¥ 0	¥ 0	¥ 0